As filed with the Securities and Exchange Commission on April 28, 2000
                                                      Registration No. 333-70093


================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT No. 1
                                       TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.    Exact name of trust: EQUITY SECURITIES TRUST, SERIES 21, SIGNATURE SERIES,
                           GABELLI ENTERTAINMENT & MEDIA TRUST II

B.    Name of depositor:   ING FUNDS DISTRIBUTOR, INC.

C.    Complete address of depositor's principal executive offices:

      ING FUNDS DISTRIBUTOR, INC.
      1475 Dunwoody Drive
      West Chester, Pennsylvania  19380


D.    Name and complete address of agent for service:

           PETER J. DeMARCO                         Copy of comments to:
           Senior Vice President                    MICHAEL R. ROSELLA, ESQ.
           ING Funds Distributor, Inc.              Battle Fowler LLP
           1475 Dunwoody Drive                      75 East 55th Street
           West Chester, Pennsylvania 19380         New York, NY 10022
                                                    (212) 856-6858


It is proposed that this filing become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485
|x|  on April 29, 2000 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)
|_|  on (         date                ) pursuant to paragraph (a) of Rule 485



================================================================================

The Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1999 on or about March 29, 2000.


935894.1

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------


                             EQUITY SECURITIES TRUST
                                    SERIES 21
            SIGNATURE SERIES, GABELLI ENTERTAINMENT & MEDIA TRUST II




The Trust is a unit investment trust designated Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment & Media Trust II. The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The Trust consists of a fixed, diversified portfolio of publicly traded equity securities of entertainment and media companies in the United States and throughout the world. The portfolio will be purchased by the Trust based upon the recommendations of the portfolio consultant, Gabelli Funds, Inc. The Trust seeks to provide capital appreciation. Current income is a secondary objective of the Trust. The Sponsor cannot assure that the Trust will achieve these objectives. The minimum purchase is 100 Units.


This Prospectus consists of two parts. Part A contains the Summary of Essential Information including summary material relating to the Trust, the Portfolio and the Statement of Financial Condition of the Trust. Part B contains more detailed general information about the Trust. Part A may not be distributed unless accompanied by Part B. Please read and retain both parts of this Prospectus for future reference.


================================================================================


================================================================================


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                         PROSPECTUS DATED APRIL 30, 2000




939832.2

                                    THE TRUST


OBJECTIVES. The Trust seeks to provide investors with capital appreciation. Current income is a secondary objective of the Trust. There is no guarantee that the objectives of the Trust will be achieved.

PORTFOLIO SELECTION. The Trust seeks to achieve its objectives by investing primarily in a portfolio of the equity securities of entertainment and media companies based both in the United States and throughout the world. These equity securities include the common stocks of both domestic and foreign companies and foreign equity securities in the form of American Depository Receipts (ADRs) or Global Depository Receipts (GDRs). As used herein, the term "Securities" means the equity securities of the companies initially deposited in the Trust and contracts and funds for the purchase of such companies, and any additional securities acquired and held by the Trust pursuant to the provisions of the Indenture.


DESCRIPTION OF PORTFOLIO.* The Portfolio contains 37 issues of common stock (of which 28 are of domestic issuers), 5 ADRs and 1 GDR. The percentages of the Portfolio by country of organization or principal place of business of the issuers are as follows: Brazil 3.49%, Canada 13.99%, Italy 3.54%, Japan 2.16%, Mexico 2.89%, Spain 2.59% and United States 71.34%. 100% of the issues are represented by the Sponsor's contracts to purchase. 67.7% of the Portfolio is listed on the New York Stock Exchange, 3.58% on the American Stock Exchange and 28.72% on the Nasdaq.


The Trust is concentrated in the entertainment and media industries and the communications industry. A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or that industry constitute 25% or more of the total assets of the portfolio.

RISK CONSIDERATIONS. Unitholders can lose money by investing in this Trust. The value of the units and the Securities can each decline in value. An investment in Units of the Trust should be made with an understanding of the following risks:

     o For common stocks, the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units).

     o For ADRs, the additional risks associated with government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     o Since the portfolio of the Trust is fixed and "not managed", in general the Sponsor can only sell securities under certain extraordinary circumstances, at the Trust's termination or in order to meet redemptions. As a result, the price at which each security is sold may not be the highest price it attained during the life of the Trust.

     o When cash or a letter of credit is deposited with instructions to purchase securities in order to create additional units, an increase in the price of a particular security between the time of deposit and the time that securities are purchased will cause the units to be comprised of less of that security and more of the remaining securities. In addition, brokerage fees incurred in purchasing the Securities will be an expense of the Trust.

--------------------


* For changes in the Trust Portfolio from January 1, 2000 to March 15, 2000 see Schedule A on page A-6 which reflects the content or "makeup" of the Trust as of March 15, 2000.


939832.2
                                       A-2

     o A decline in the value of the Securities during the initial offering period may require additional Securities to be sold in order to reimburse the Sponsor for organization costs. This would result in a decline in the value of the Units.

PUBLIC OFFERING PRICE. The Public Offering Price per 100 units of the Trust is calculated by:

     o dividing the aggregate value of the underlying securities and cash held in the Trust by the number of units outstanding;
     o    adding a sales charge of 3.95% (4.112% of the net amount invested);
          and
     o    multiplying the result by 100.

The price of a single unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 units by 100 and multiplying by the number of units. The Public Offering Price per Unit will vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities and each investors purchase price will be computed as of the date the units are purchased.

DISTRIBUTIONS. Distributions of dividends received, less expenses, will be made by the Trust on the last business day of every June and December. The final distribution will be made within a reasonable period of time after the Trust terminates.

MARKET FOR UNITS. Unitholders may sell their units to the Sponsor or the Trustee at any time, without fee or penalty. The Sponsor intends to repurchase units from unitholders throughout the life of the Trust at prices based upon the market value of the underlying Securities. However, the Sponsor is not obligated to maintain a market and may stop doing so without prior notice for any business reason. If a market is not maintained a Unitholder will be able to redeem his Units with the Trustee at the same price. The existence of a liquid trading market for these Securities may depend on whether dealers will make a market in these Securities. There can be no assurance of the making or the maintenance of a market for any of the Securities contained in the portfolio of the Trust or of the liquidity of the Securities in any markets made. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

TERMINATION. The Trust will terminate in approximately two years. At that time investors may choose one of the following three options with respect to their terminating distribution:

     o    receive the distribution in-kind if they own at least 2,500 Units;

     o receive cash upon the liquidation of their pro rata share of the Securities; or

     o reinvest in a subsequent series of the Equity Securities Trust (if one is offered) at a reduced sales charge.


REINVESTMENT PLAN. Unitholders may elect to automatically reinvest their distributions, if any (other than the final distribution in connection with the termination of the Trust) into additional units of the Trust. Investors purchasing additional units of the Trust by automatically reinvesting their distributions will not be assessed a sales charge. See "Reinvestment Plan" in Part B for details on how to enroll in the Reinvestment Plan.




939832.2
                                       A-3

                        SUMMARY OF ESSENTIAL INFORMATION
                            As of December 31, 1999:



Initial Date of Deposit:  January 26, 1999                Rollover Notification Date:  January 19, 2002 or
Aggregate Value of Securities:              $13,069,133     another date as determined by the Sponsor.
Number of Units:                               809,435    Minimum Value of Trust: The Trust may be
Fractional Undivided Interest in Trust:      1/809,435      terminated if the value of the Trust is less than 40% of
Public Offering Price per 100 Units:                        the aggregate value of the Securities at the completion
Net Assets of the Trust...................$ 13,059,957      of the Deposit Period.
Divided By 809,435 Units (times 100) .....  $ 1,613.47    Mandatory Termination Date: The earlier of
Plus Sales Charge of 3.95% of Public                        February 1, 2002 or the disposition of the last Security
   Offering Price.........................    $  66.30      in the Trust.
Public Offering Price +...................   $1,679.77    CUSIP Numbers: Cash: 294762 43 0
Sponsor's Repurchase Price And                            Trustee: The Chase Manhattan Bank
  Redemption Price Per 100 Units ++:       $  1,613.47    Trustee's Fee: $.86 per 100 Units outstanding
Evaluation Time: 4:00 p.m.  New York Time.                Other Fees and Expenses: $.13 per 100 Units outstanding
Minimum Income or Principal  Distribution:   $1.00        Sponsor:  ING Funds Distributor, Inc.
  per 100 Units                                           Sponsor's Supervisory Fee: Maximum of $.30 per 100
Percentage of Foreign Securities, American                  Units outstanding (see  "Trust Expenses and Charges"  in
  Depository Receipts and Global Depository                 Part B).
  Receipts:                                     28.66%    Portfolio Consultant: Gabelli Funds, LLC.
Liquidation Period: Beginning 7 days prior to the         Record Dates: Fifteenth day of June and December
  Mandatory Termination Date.                             Distribution Dates: Last business day of June and
                                                            December






-----------------------
+ On the Initial Date of Deposit there will be no cash in the Income or Principal Accounts. Anyone purchasing Units after such date will have included in the Public Offering Price a pro rata share of any cash in such Accounts.

++ As of the close of the initial offering period, the Sponsor's Repurchase Price and Redemption Price per 100 Units for the Trust will be reduced to reflect the payment of the organization costs to the Sponsor.


939832.2
                                       A-4

                      FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:




                                                                                                Distributions of
                        Units            Net Asset Value**    Distributions of Income During    Principal During the
Period Ended            Outstanding      Per 100 Units        the Period (per 100 Units)        Period (Per 100 Units)
------------            -----------      -------------        --------------------------        ---------------------



December 31, 1999         809,435           $1,613.47                     $2.75                          --



--------------------
** Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

939832.2
                                       A-5

                                   Schedule A



    #            Shares       Description                                             Market Value        % Portfolio
----------------------------------------------------------------------------------------------------------------------

     1             3,566  AT HOME CORP.                                               $   100,962.38        0.77829%
     2             3,211  AT&T CORP.                                                      163,761.00        1.26238%
     3             3,421  BELL ATLANTIC CORP.                                             191,789.81        1.47845%
     4             1,916  CABLEVISION SYSTEMS CORP. CL-A                                  112,804.50        0.86958%
     5             3,637  CISCO SYSTEMS, INC.                                             468,718.38        3.61321%
     6            24,507  CITIZENS UTILITIES CO.                                          376,795.13        2.90460%
     7             5,642  COMSAT CORP.                                                     92,035.13        0.70947%
     8             3,224  MOTOROLA                                                        484,406.00        3.73414%
     9             3,884  GENERAL MOTORS CORP.-CLASS H                                    467,051.00        3.60035%
    10             5,356  GRUPO TELIVISA S.A.                                             388,979.50        2.99852%
    11             2,507  HARCOURT GENERAL, INC.                                           86,491.50        0.66674%
    12             2,828  INTEL CORP.                                                     339,890.25        2.62011%
    13             2,239  INTUIT INC.                                                     112,089.94        0.86407%
    14             9,542  LORAL SPACE & COMMUNICATIONS LTD.                               109,733.00        0.84590%
    15             3,548  LUCENT TECHNOLOGIES INC.                                        238,824.75        1.84103%
    16             3,849  NEW YORK TIMES CO.                                              163,582.50        1.26101%
    17             3,179  NIPPON TELEGRAPH & TELEPHONE CORP.                              209,615.31        1.61586%
    18             6,773  NORTEL NETWORKS CORP.                                           816,146.50        6.29142%
    19             3,681  NTL, INC.                                                       378,222.75        2.91560%
    20            14,448  PAXSON COMMUNICATIONS CORP.                                     137,256.00        1.05806%
    21            19,773  ROGERS COMMUNICATIONS, INC.                                     617,906.25        4.76325%
    22            13,249  SEAGRAM COMPANY LTD.                                            819,781.88        6.31945%
    23            17,824  SUN MICROSYSTEMS, INC.                                        1,572,968.00       12.12553%
    24             7,150  AT&T CORP-LIBERTY MEDIA CL A                                    371,353.13        2.86265%
    25             3,198  TELECOM ITALIA SP A                                             503,685.00        3.88275%
    26             4,154  TELEFONICA S.A.                                                 345,560.88        2.66382%
    27             2,224  TELEPHONE AND DATA SYSTEMS, INC.                                226,848.00        1.74870%
    28             5,269  TELESP CELLULAR PARTICIPACOES S.A.                              253,570.63        1.95470%
    29             8,911  TELESP PARTICIPACOES S.A.                                       284,595.06        2.19386%
    30             9,157  THE WALT DISNEY CO.                                             319,922.69        2.46619%
    31             5,932  TIME WARNER, INC.                                               509,781.25        3.92975%
    32             7,400  TRIBUNE CO.                                                     252,062.50        1.94307%
    33            10,520  USA NETWORKS, INC.                                              213,030.00        1.64218%
    34            10,577  VIACOM, INC.-CLASS A                                            548,681.88        4.22962%
    35             4,007  WESTERN WIRELESS CORP.                                          216,378.00        1.66799%
    36             4,007  VOICESTREAM WIRELESS CORP.                                      477,083.44        3.67769%
    37               707  NEIMAN-MARCUS GROUP CLASS B                                      15,907.50        0.12263%
                                                                                ------------------------------------
           TOTALS                                                                     $12,972,363.88      100.00000%




939832.2
                                       A-6

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
   Equity Securities Trust, Series 21,
   Signature Series, Gabelli Entertainment and Media Trust II

We have audited the accompanying statement of net assets of Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment and Media Trust II, including the portfolio, as of December 31, 1999 and the related statement of operations, and changes in net assets and financial highlights for the period from January 26, 1999 (date of deposit) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment and Media Trust II at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the period from January 26, 1999 (date of deposit) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.



/s/ ERNST & YOUNG LLP
New York, New York
April 15, 2000

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                                    Portfolio

                                December 31, 1999


                  Number
  Portfolio         of                                                     Percentage       Cost of         Market
     No.          Shares                    Name of Issuer                of Trust (1)   Securities (2)    Value (3)
----------------------------------------------------------------------------------------------------------------------
                             Broadcasting Industry (4.25%)
     1             5,536     Grupo Telivisa S.A. - GDR*                         2.89%     $  153,519      $   377,832
     2            14,938     Paxson Communications Corp.*                       1.36         135,883          177,389
                                                                                        ------------------------------
                                                                                             289,402          555,221

                             Cable Industry (11.30%)
     3             1,979     Cablevision Systems Corp. - Class A*               1.14         136,214          149,415
     4             3,023     NTL Inc.*                                          2.89         199,913          377,119
     5            20,444     Rogers Communications, Inc.*                       3.87         305,085          505,989
     6             6,133     Time Warner Inc.                                   3.40         404,459          444,259
                                                                                        ------------------------------
                                                                                           1,045,671        1,476,782

                             Communication Equipment Industry (16.20%)
     7             3,759     Cisco Systems, Inc.*                               3.08         202,815          402,683
     8             5,795     General Instrument Corp.*                          3.77         206,972          492,575
     9             2,922     Intel Corp.                                        1.84         193,281          240,517
    10             3,667     Lucent Technologies Inc.                           2.10         202,653          274,337
    11             7,002     Nortel Networks Corp.                              5.41         218,864          707,202
                                                                                        ------------------------------
                                                                                           1,024,585        2,117,314

                           Software Industry (13.19%)
    12             3,685     At Home Corp.*                                     1.21         222,432          157,994
    13             2,314     Intuit Corp.*                                      1.06          70,628          138,695
    14            18,429     Sun Microsystems, Inc.*                           10.92         501,082        1,427,096
                                                                                        ------------------------------
                                                                                             794,142        1,723,785

                             Entertainment Industry (17.55%)
    15             7,391     AT&T Corp. - Liberty Media Cl-A                    3.21         203,506          419,439
    16               729     Neiman-Marcus Group - Class B                      0.15          18,762           19,637
    17            13,697     Seagram Company Ltd.                               4.71         648,750          615,509
    18             9,467     The Walt Disney Co.                                2.12         322,892          276,910
    19             5,438     USA Networks, Inc.*                                2.30         200,411          300,449
    20            10,935     Viacom Inc. - Class A*                             5.06         454,440          660,884
                                                                                        ------------------------------
                                                                                           1,848,761        2,292,828

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                              Portfolio (continued)

                                December 31, 1999


                  Number
  Portfolio         of                                                   Percentage      Cost of         Market
     No.          Shares                   Name of Issuer                of Trust(1)   Securities(2)    Value (3)
-------------------------------------------------------------------------------------------------------------------
                              Publishing Industry (5.52%)
    21             2,590      Harcourt General, Inc.                          0.80      $  106,849     $   104,248
    22             3,978      New York Times Co.                              1.50         130,407         195,419
    23             7,650      Tribune Co.                                     3.22         252,594         421,228
                                                                                      ------------------------------
                                                                                           489,850         720,895

                              Satellite Industry (5.66%)
    24             5,832      Comsat Corp.                                    0.89         191,343         115,911
    25             4,014      General Motors Corp.--Class H*                  2.94         202,198         385,344
    26             9,864      Loral Space & Communications Ltd.*              1.83         203,654         239,819
                                                                                      ------------------------------
                                                                                           597,195         741,074

                              Telecommunications Industry (17.93%)
    27             3,319      AT&T Corp.                                      1.29         194,685         168,439
    28             3,536      Bell Atlantic Corp.                             1.66         199,751         217,685
    29            25,338      Citizens Utilities Co.*                         2.75         207,846         359,483
    30             3,285      Nippon Telegraph & Telephone Corp. - ADR        2.16         141,095         282,921
    31             3,306      Telecom Italia SpA - ADR                        3.54         319,498         462,840
    32             4,294      Telefonica S.A - ADR*                           2.59         188,578         338,421
    33             2,298      Telephone and Data Systems, Inc.                2.22         124,984         289,548
    34             9,213      Telesp Participacoes S.A - ADR                  1.72         173,093         225,143
                                                                                      ------------------------------
                                                                                         1,549,530       2,344,480

                              Wireless Communications (8.40%)
    35             5,447      Telesp Cellular Participacoes S.A - ADR         1.77         111,249         230,817
    36             4,142      Western Wireless Corp.*                         2.12          66,946         276,479
    37             4,142      Voicestream Wireless Corp.*                     4.51          57,262         589,458
                                                                                      ------------------------------
                                                                                           235,457       1,096,754
                                                                                      ------------------------------

                                                                            100.00%     $7,874,593     $13,069,133
                                                                                      ==============================



See accompanying footnotes to portfolio and notes to financial statements.


                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                             Footnotes to Portfolio


1   Based on the market value of the securities in the Trust.

2. See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale or redemption of a security.

3. At December 31, 1999, the net unrealized appreciation of all the securities was comprised of the following:

Gross unrealized appreciation                              $   5,442,481
Gross unrealized depreciation                                   (247,941)
                                                         ------------------
Net unrealized appreciation                                $   5,194,540
                                                         ==================

*Non-income producing security.



The accompanying notes form an integral part of the financial statements.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $7,874,593)   $   13,069,133

Other assets
   Dividends receivable                                                 2,091
   Cash                                                                 5,759
                                                              ----------------
Total other assets                                                      7,850
                                                              ----------------

Liabilities
   Payable for securities purchased                                    17,026
                                                              ----------------
Total liabilities                                                      17,026
                                                              ----------------

Excess of liabilities over total other assets                          (9,176)
                                                              ----------------

Net assets (809,435 units of fractional undivided
   interest outstanding, $16.13 per unit)                      $   13,059,957
                                                              ================



The accompanying notes form an integral part of the financial statements.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                             Statement of Operations

             For the period from January 26, 1999 (date of deposit)
                              to December 31, 1999


Investment income
Dividends                                                     $    35,154

Expenses
Trustee's fees                                                      9,860
Surveillance fee                                                    2,252
                                                            ---------------
Total expenses                                                     12,112
                                                            ---------------

Net investment income                                              23,042
                                                            ---------------

Realized and unrealized (loss)
Realized gain on investments                                       90,318
Unrealized appreciation on investments                          5,194,540
                                                            ---------------
Net gain on investments                                         5,284,858
                                                            ---------------
Net increase in net assets resulting from operations        $   5,307,900
                                                            ===============



The accompanying notes form an integral part of the financial statements.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                       Statement of Changes in Net Assets

             For the period from January 26, 1999 (date of deposit)
                              to December 31, 1999


Operations
Net investment income                                         $       23,042
Realized gain on investments                                          90,318
Unrealized appreciation on investments                             5,194,540
                                                               ---------------
Net increase in net assets resulting from operations               5,307,900
                                                               ---------------

Distributions to Certificateholders
Investment income                                                     22,230

Redemptions
Interest                                                                 645
Principal                                                            401,025
                                                               ---------------
Total distributions and redemptions                                  423,900
                                                               ---------------

Total increase                                                     4,884,000

Value of additional units acquired during the
   offering period to Certificateholders                           8,025,689

Net assets
Beginning of period (date of deposit)                                150,268
                                                               ---------------
End of period (including undistributed net investment income
   of $167)                                                   $   13,059,957
                                                               ===============



The accompanying notes form an integral part of the financial statements.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                              Financial Highlights

             For the period from January 26, 1999 (date of deposit)
                              to December 31, 1999


Selected data for a unit of the Trust outstanding:*

Net asset value, beginning of period** (date of deposit)  $      9.59
                                                          ------------

Interest income                                                   .09
Expenses                                                         (.03)
                                                          ------------
Net investment income                                             .06
                                                          ------------
Net gain or loss on investments (1)                              6.53
                                                          ------------
Total from investment operations                                 6.59
                                                          ------------

Less distributions
   to Certificateholders
     Income                                                       .05
                                                          ------------
Total distributions                                               .05
                                                          ------------
Net asset value, end of period**                          $     16.13
                                                          ============

(1) Net gain or loss on investments is a result of changes in outstanding units since January 26, 1999 and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 412,551 ([809,435 + 15,666]/2) for 1999.

** Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment and Media Trust II (the "Trust") was organized on January 26, 1999 by Reich & Tang Distributors, Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The objective of the Trust is to provide capital appreciation. Current income is a secondary objective of the Trust.

Effective February 9, 2000, ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Dividend income is recognized as of the ex-dividend date.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by The Chase Manhattan Bank. The market value of the portfolio is based upon the bid prices for the stocks at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement provides for dividend distributions once a month.

The Trust Indenture and Agreement further requires that proceeds received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

                             Equity Securities Trust

                           Series 21, Signature Series

                    Gabelli Entertainment and Media Trust II

                    Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the period ended December 31, 1999, 32,472 units were redeemed.

The Trust pays an annual fee for trustee services rendered by the Trustee of $.86 per 100 units outstanding. A maximum fee of $.30 per 100 units outstanding is paid to the Sponsor. For the period ended December 31, 1999, the "Trustee's Fees" amounted to $9,860. Trustee fees also include other expenses of professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                                        $      150,268
Less initial gross underwriting commission                                         34,524
                                                                         --------------------
                                                                                  115,744
Cost of  additional  units  acquired  during  the  offering  period
  to Certificateholders                                                         8,025,689
Accumulated cost of securities sold                                              (266,840)
Net unrealized appreciation                                                     5,194,540
Undistributed net investment income                                                   167
Distributions in excess of proceeds from investments                               (9,343)
                                                                         --------------------
                                                                           $   13,059,957
                                                                         ====================

The  original  cost  to  Certificateholder,   less  initial  gross  underwriting
commission, represents the aggregate initial public offering price net of applicable sales charge on 15,666 units of fractional undivided interest of the Trust as of the date of deposit. An additional 826,241 units of fractional undivided interest were issued during the offering period.

                                      LOGO




                             EQUITY SECURITIES TRUST
                           SERIES 21, SIGNATURE SERIES
                     GABELLI ENTERTAINMENT & MEDIA TRUST II

                                PROSPECTUS PART B

                      PART B OF THIS PROSPECTUS MAY NOT BE
                        DISTRIBUTED UNLESS ACCOMPANIED BY
                                     PART A

                                    THE TRUST


         ORGANIZATION. Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment & Media Trust II is a "unit investment trust." The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement "), dated the Initial Date of Deposit, between Reich & Tang Distributors, Inc., the predecessor to ING Funds Distributor, Inc., as Sponsor, and The Chase Manhattan Bank, as Trustee.


         On the Initial Date of Deposit, the Sponsor deposited securities, with the Trustee including common stock and funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, has registered on the registration books of the Trust evidence of the Sponsor's ownership of all Units of the Trust. The Sponsor has a limited right to substitute other securities in the Trust portfolio in the event of a failed contract. See "The Trust -- Substitution of Securities." The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Unitholders. See "Trust Administration Portfolio -- Supervision."

         As of the Initial Date of Deposit, a "Unit" represents an undivided interest or pro rata share in the Securities and cash of the Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities initially deposited in the Trust as is set forth in the "Summary of Essential Information." As additional Units are issued by the Trust as a result of the deposit of Additional Securities, as described below, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

         DEPOSIT OF ADDITIONAL SECURITIES. With the deposit of the Securities in the Trust on the Initial Date of Deposit, the Sponsor established a proportionate relationship among the initial aggregate value of specified Securities in the Trust. During the 90 days subsequent to the Initial Date of Deposit (the "Deposit Period"),

940463.2
the Sponsor may deposit additional Securities in the Trust that are substantially similar to the Securities already deposited in the Trust ("Additional Securities"), contracts to purchase Additional Securities or cash with instructions to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio on the Initial Date of Deposit. These additional Units, which will result in an increase in the number of Units outstanding, will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the Initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the Initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, unavailability of Securities. The composition of the Trust portfolio may change slightly based on certain adjustments made to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to such Securities, including Securities received in exchange for shares or the reinvestment of the proceeds distributed to Unitholders. Deposits of Additional Securities in the Trust subsequent to the Deposit Period must replicate exactly the existing proportionate relationship among the number of shares of Securities in the Trust portfolio. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust -- Substitution of Securities" below).

         OBJECTIVES. The primary objective of the Trust is to seek to achieve capital appreciation. Current income is a secondary objective of the Trust. The Trust seeks to achieve its objectives by investing primarily in a portfolio of the equity securities of entertainment and media companies based both in the United States and throughout the world. These equity securities include the common stocks of both domestic and foreign companies and foreign equity securities in the form of American Depository Receipts (ADRs) or Global Depository Receipts (GDRs) (see "The Trust -- The Securities" below). As used herein, the term "Securities" means the stocks initially deposited in the Trust and described in "Portfolio" in Part A and any additional stocks acquired and held by the Trust pursuant to the provisions of the Indenture. All of the Securities in the Trust are listed on the New York Stock Exchange, the American Stock Exchange or the National Association of Securities Dealers Automated Quotations ("Nasdaq") National Quotation Market System.

         The Trust will terminate in approximately two years, at which time investors may choose to either receive the distributions in kind (if they own at least 2,500 Units), in cash or reinvest in a subsequent series of Equity Securities Trust (if offered) at a reduced sales charge. Since the Sponsor may deposit additional Securities in connection with the sale of additional Units, the dividend yields on these Securities may change subsequent to the Initial Date of Deposit. Further, the Securities may appreciate or depreciate in value, dependent upon the full range of economic and market influences affecting corporate profitability, the financial condition of issuers (including non-U.S. issuers) and the prices of equity securities in general and the Securities in particular. Therefore, there is no guarantee that the objectives of the Trust will be achieved. Investors should carefully review the objectives of the Trust and consider their ability to assume the risks involved before making an investment in the Trust.

         THE SECURITIES. In selecting Securities for the Trust, the Portfolio Consultant normally will consider the following factors, among others: (1) the Portfolio Consultant's own evaluations of the private market value of the underlying assets and business of the issuers of the Securities; (2) the potential for capital appreciation for the Securities; (3) the prices of the Securities relative to other comparable securities; (4) the interest or dividend income generated by the Securities; (5) the management quality of the issuers of the Securities; (6) the diversification of the Trust's portfolio as to issuers product type and geographic focus; and (7) whether the Securities are entitled to the benefits of other protective conditions. The Portfolio Consultant's investment philosophy hinges on identifying assets that are selling in the public market at a discount to the private market value, which the Portfolio Consultant defines as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Portfolio Consultant also evaluates the issuers' free cash flow and long-term earnings trends. Finally, the Portfolio Consultant looks for a catalyst; something in the company's industry or indigenous to the company itself that will surface value.

                                      B-2
940463.2

         Some of the Securities in the Trust may be in the form of ADRs or GDRs. ADRs evidence American Depositary Receipts and GDRs evidence Global Depository Receipts which both, in turn, represent common stock of non-U.S. issuers deposited with a custodian in a depository. In selecting depository receipts for deposit into the Trust portfolio, in addition to the factors associated with the selection of Securities of any issuer, the Portfolio Consultant considers the following factors, among others: (1) the location of the issuer of the Securities underlying the depository receipts; (2) the likelihood of favorable market and political conditions in the country in which such issuer is located;
(3) the amount of publicly available information available from such issuer; and
(4) historical and recent fluctuations in the exchange rate of the currency of such issuer relative to the United States dollar.

         The Trust will be concentrated in the equity securities of entertainment and media companies. Equity securities will consist of common stock, ADRs and GDRs. Entertainment and media companies in which the Trust may invest are engaged in providing the following products or services: regular telephone service throughout the world; equipment and services for data, video and voice transmission, including computer equipment; electronic commerce; television and radio broadcasting via VHF, UHF, satellite and microwave transmission and cable television; programming (including theatrical broadcast); cable networks and interactive entertainment; filmed entertainment; emerging technologies combining TV, telephone and computer systems; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging and other emerging wireless technologies; electronic components and communications equipment; video conferencing; electronic mail; internet services; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; and video text and teletext. (See "Risk Considerations--Entertainment and Media Issuers.")

         The Trust will also concentrate in the equity securities of communications companies. Due to the overlap in the business lines of companies in the media, entertainment and communications industries, these industries are generally considered to be related. A communications company is a company which derives at least 50% of either of its revenues or earnings from communications activities, or which devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year for which audited financial information is available. The communications industry is comprised of a variety of sectors, ranging from companies concentrating in established technologies to those primarily engaged in emerging or developing technologies. Examples of communications companies include, but are not limited to, those engaged in providing the following products or services which converge with the entertainment and media industry: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer equipment; electronic components and communications equipment; video conferencing; electronic mail; internet services; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission, and cable television. (See "Risk Considerations -- Communications Issuers.")

         Communications is an expanding global industry. The Portfolio Consultant believes that at the present time a portfolio of the securities of communications companies located throughout the world presents greater potential for achieving capital appreciation and earning higher income than a portfolio comprised solely of U.S. communications issuers. While the Portfolio Consultant expects that a substantial portion of the Trust portfolio's assets may be invested in the securities of domestic entertainment and media companies, a significant portion of the Trust portfolio may also be comprised of the securities of entertainment and media issuers headquartered outside the United States.

         PORTFOLIO. The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) and Additional Securities deposited upon the creation of additional Units as set forth above and Substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the

                                      B-3
940463.2
disposition of Securities. Because certain of the Securities from time to time may be sold under certain circumstances, as described herein (see "Trust Administration"), no assurance can be given that the Trust will retain for any length of time its present size and composition. The Trustee has not participated and will not participate in the selection of Securities for the Trust, and neither the Sponsor, the Portfolio Consultant nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

         Some of the Securities are publicly traded either on a stock exchange or in the over-the-counter market. The contracts to purchase Securities deposited initially in the Trust are expected to settle in three business days, in the ordinary manner for such Securities. Settlement of the contracts for Securities is thus expected to take place prior to the settlement of purchase of Units on the initial Date of Deposit.

         SUBSTITUTION OF SECURITIES. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust.

         The Substitute Securities must be purchased within 20 days after the delivery of the notice of the failed contract. When the Sponsor purchases Substitute Securities in order to replace Failed Securities, the purchase price may not exceed the purchase price of the Failed Securities and the Substitute Securities must be substantially similar to the Securities originally contracted for and not delivered.

         Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Unitholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Distribution Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security.

         In the event no substitution is made, the proceeds of the sale of Securities will be distributed to Unitholders as set forth under "Rights of Unitholders -- Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Unitholders, and distribute the principal and dividends, if any, attributable to such Failed Securities on the next Distribution Date.


                               RISK CONSIDERATIONS

         FIXED PORTFOLIO. The value of the Units will fluctuate depending on all of the factors that have an impact on the economy and the equity markets. These factors similarly impact the ability of an issuer to distribute dividends. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. All the Securities in the Trust are liquidated or distributed during the Liquidation Period. Since the Trust will not sell Securities in response to ordinary market fluctuation, and only at the Trust's termination, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.

         Some of the Securities in the Trust may also be owned by other clients of the Sponsor and their affiliates. However, because these clients may have differing investment objectives, the Sponsor may sell certain Securities from those accounts in instances where a sale by the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations. Investors should consult with their own financial advisers prior to investing in the Trust to determine its suitability. (See "Trust Administration -- Portfolio Supervision" below.)

         ADDITIONAL SECURITIES. Investors should be aware that in connection with the creation of additional Units subsequent to the Initial Date of Deposit, the Sponsor may deposit Additional Securities, contracts

                                      B-4
940463.2
to purchase Additional Securities or cash with instructions to purchase Additional Securities, in each instance maintaining the original proportionate relationship, subject to adjustment under certain circumstances, of the numbers of shares of each Security in the Trust. Subject to regulatory approval, to the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is actually used to purchase the Security, Units may represent less or more of that Security and more or less of the other Securities in the Trust. In addition, brokerage fees (if any) incurred in purchasing Securities with cash deposited with instructions to purchase the Securities will be an expense of the Trust.

         Price fluctuations between the time of deposit and the time the Securities are purchased, and payment of brokerage fees, will affect the value of every Unitholder's Units and the Income per Unit received by the Trust. In particular, Unitholders who purchase Units during the initial offering period would experience a dilution of their investment as a result of any brokerage fees paid by the Trust during subsequent deposits of Additional Securities purchased with cash deposited. In order to minimize these effects, the Trust will try to purchase Securities as near as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate Trust Units at the Evaluation Time.

         In addition, subsequent deposits to create such additional Units will not be covered by the deposit of a bank letter of credit. In the event that the Sponsor does not deliver cash in consideration for the additional Units delivered, the Trust may be unable to satisfy its contracts to purchase the Additional Securities without the Trustee selling underlying Securities. Therefore, to the extent that the subsequent deposits are not covered by a bank letter of credit, the failure of the Sponsor to deliver cash to the Trust, or any delays in the Trust receiving such cash, would have significant adverse consequences for the Trust.

         COMMON STOCK. Since the Trust contains common stocks of both domestic and foreign issuers, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen.

         Additional risks include those associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stocks have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks usually have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

         Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or

                                      B-5
940463.2
banking crises. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

         ENTERTAINMENT AND MEDIA ISSUERS. The risks of investing in the entertainment and media industry are largely the same as investing in the communications industry (see below), except that the entertainment and media industry is subject to less federal and state regulation. Additional risks particular to the entertainment and media industry involve a greater price volatility for the overall market, rapid obsolescence of entertainment products and services resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

         Various types of ownership restrictions are imposed by the Federal Communications Commission ("FCC") on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

         For example, the FCC's broadcast multiple ownership rules, which apply to the radio and television industries, provide that investment advisers are deemed to have an "attributable" interest whenever the adviser has the right to determine how more than five percent of the issued and outstanding voting stock of a broadcast company may be voted. These same broadcast rules prohibit the holding of an attributable interest in AM and FM radio broadcast stations and television stations nationally. Similar types of restrictions apply in the mass media and common carrier industries.

         COMMUNICATIONS ISSUERS. The Trust may also invest its assets in the communications industry and, as a result, the value of the Units of the Trust may be susceptible to factors affecting the communications industry. The communications industry is subject to governmental regulation and the products and services of communications companies may be subject to rapid obsolescence. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. In addition, federal communications laws regarding the cable television industry have recently been amended to eliminate government regulation of cable television rates where competition is present and allow rates to be dictated by market conditions. In the absence of competition, however, rates shall be regulated by federal and state governments to protect the interest of subscribers.

         Certain types of companies represented in the Trust portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While the Trust portfolio will concentrate on the securities of established suppliers of traditional communication products and services, the Trust may invest in smaller communications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in a limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

         DEPOSITORY RECEIPTS AND FOREIGN INVESTMENTS. An investment in Units of the Trust should be made with an understanding of the risks inherent in foreign equity investments in the form of American Depositary Receipts or Global Depository Receipts, including risks associated with government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. American Depository Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. Global Depository Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation.

                                      B-6
940463.2

         The characteristics and rights and privileges of equity securities vary from country to country, and governments may impose restrictions on foreign ownership of certain classes of equity securities unless a non-national purchaser acquires a license or unless the particular issuer receives permission for ownership by non-nationals. The Trust has not obtained any of these licenses nor does the Sponsor anticipate the need to obtain them.

         In general, foreign ownership restrictions are more likely to be imposed on voting shares than non-voting shares. Equity securities, in general, trade on the market at a multiple of their issuers' earnings, which multiple varies by country, industry and company and may fluctuate over time based on general perceptions of the marketplace even if such perceptions are not related to specific actions or performance results of a particular issuer. This multiple for any particular issuer may not be uniform for all classes of the issuer's equity securities.

         In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available for a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements like those applicable to domestic issuers. However, the Sponsor anticipates that adequate information will be available to allow the Sponsor and Portfolio Consultant to supervise and/or monitor the Trust portfolio.

         Beginning on January 1, 1999, the Euro was introduced as the new, single European currency by eleven European Monetary Union member countries. These countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The Euro may result in uncertainties and disruptions for securities of European companies and European financial markets which could adversely affect the Trust. At this time, the Sponsor cannot predict what impact the Euro will have.

         The depository receipts in the Portfolio have been issued by non-U.S. issuers whose earnings are stated in foreign currencies. Further, depository receipts in the Trust portfolio may pay dividends in foreign currencies, and the securities underlying the depository receipts are principally traded in foreign currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for those Securities of issuers whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies, or which are traded in foreign currencies, there is a likelihood that their United States dollar value will vary to some degree with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Moreover, depository receipt currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the depository receipts and consequently the value of the Securities. In addition, the rights of holders of depository receipts may be different than those of holders of the underlying shares, and the market for depository receipts may be less liquid than that for the underlying shares.

         Depository receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market markers and acts as agent for the depository receipt holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship among the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. ADRs or GDRs designed for use in the United States securities markets may be registered securities pursuant to the Securities Act of 1933 and/or subject to the reporting requirements of the Securities Exchange Act of 1934. Dividends attributable to ADRs or GDRs may be subject to foreign withholding tax.

         LIQUIDITY. Some of the Securities in the Trust portfolio have been purchased in ADR or GDR form in United States dollars. However, ADRs or GDRs are not necessarily listed on a national securities exchange. Even when ADRs or GDRs or other Securities are listed, the principal trading market for such Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for Securities in the Trust portfolio

                                      B-7
940463.2
may depend on whether dealers will make a market in these Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

         YEAR 2000 ISSUE. Many existing computer programs use only two digits to identify a year in the date field and were designed and developed without considering the impact of the upcoming change in the century. Therefore, for example, the year "2000" would be incorrectly identified as the year "1900". If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000, requiring substantial resources to remedy. The Sponsor and Trustee believe that the "Year 2000" problem is material to their business and operations and could have a material adverse effect on the Sponsor's and the Trustee's results of operations and, in turn, cash available for distribution by the Trustee. Although the Sponsor and the Trustee are addressing the problem with respect to their business operations, there can be no assurance that the "Year 2000" problem will be properly or timely resolved. The "Year 2000" problem may also adversely affect issuers of the Securities contained in the Trust to varying degrees based upon various factors. The Sponsor is unable to predict what effect, if any, the "Year 2000" problem will have on such issuers.

         LEGISLATION. At any time after the Initial Date of Deposit, legislation may be enacted, affecting the Securities in the Trust or the issuers of the Securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the issuers of the Securities to achieve their business goals.

         LEGAL PROCEEDINGS AND LITIGATION. At any time after the Initial Date of Deposit, legal proceedings may be initiated on various grounds, or legislation may be enacted, with respect to the Securities in the Trust or to matters involving the business of the issuer of the Securities. There can be no assurance that future legal proceedings or legislation will not have a material adverse impact on the Trust or will not impair the ability of the issuers of the Securities to achieve their business and investment goals.



                                 PUBLIC OFFERING

         OFFERING PRICE. In calculating the Public Offering Price, the aggregate value of the Securities is determined in good faith by the Trustee on each "Business Day" as defined in the Indenture in the following manner: because the Securities are listed on a national securities exchange, this evaluation is based on the closing sale prices on that exchange as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation). If the Trustee deems these prices inappropriate as a basis for evaluation, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.



         DISCOUNTS. The holders of units of prior series of Equity Securities Trusts (the "Prior Series") may "rollover" into this Trust by exchanging units of the Prior Series for Units of the Trust at their relative net asset values, subject to a reduced sales charge of 2.95%. An exchange of a Prior Series for Units of the Trust will generally be a taxable event. The rollover option described herein will also be available to investors in the Prior Series who elect to purchase Units of the Trust within 60 days of their liquidation of units in the Prior Series (see


                                      B-8
940463.2

"Trust Termination"). For transaction of at least 10,000 Units or more, rollover investors will also be eligible for an additional reduction of their sales charge based upon the same proportionate volume discounts set forth above.


         Employees (and their immediate families) of ING Funds Distributor, Inc. (and its affiliates), the Portfolio Consultants and of the special counsel to the Sponsor, may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the aggregate value of the underlying securities in the Trust, divided by the number of Units outstanding without a sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained, and not through other broker-dealers.


         Investors in any open-end management investment company or unit investment trust that have purchased their investment within a five-year period prior to the date of this Prospectus can purchase Units of the Trust in an amount not greater in value than the amount of said investment made during this five-year period at a reduced sales charge of 2.95% of the public offering price.


         Units may be purchased in the secondary market (including purchases by Rollover Unitholders) at the Public Offering Price (for purchases which do not qualify for a volume discount) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering -- Distribution of Units") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who, for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their immediate family members (as described above) and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive the volume discount.

         DISTRIBUTION OF UNITS. During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, Units will be distributed by the Sponsor and dealers at the Public Offering Price. The initial offering period is thirty days after each deposit of Securities in the Trust and the Sponsor may extend the initial offering period for successive thirty day periods. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The new legislation grants banks new authority to conduct certain authorized activity through financial subsidiaries. State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         The Sponsor presently maintains and intends to continue to qualify the Units for sale in substantially all States through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 3.00% per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. Such Units may then be distributed to the public by the dealers at the Public


                                      B-9
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


Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         Broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts or under which the Sponsor will allow to any such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of their own assets and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.

         SPONSOR'S PROFITS. The Sponsor will receive a combined gross underwriting commission equal to up to 3.95% of the Public Offering Price per 100 Units (equivalent to 4.112% of the net amount invested in the Securities). Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (See "Portfolio"). The Sponsor may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member. All or a portion of the Securities initially deposited in the Trust may have been acquired through the Sponsor.

         During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the Sponsor may also realize profits or sustain losses as a result of fluctuations after the Initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

         Both upon acquisition of Securities and termination of the Trust, the Trustee may utilize the services of the Sponsor for the purchase or sale of all or a portion of the Securities in the Trust. The Sponsor may receive brokerage commissions from the Trust in connection with such purchases and sales in accordance with applicable law.

         In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.


                              RIGHTS OF UNITHOLDERS

         OWNERSHIP OF UNITS. Ownership of Units of the Trust will not be evidenced by certificates. All evidence of ownership of the Units will be recorded in book-entry form at the Depository Trust Company ("DTC") through an investor's brokerage account. Units held through DTC will be deposited by the Sponsor with DTC in the Sponsor's DTC account and registered in the nominee name CEDE & COMPANY. Individual purchases of beneficial ownership interest in the Trust may be made in book-entry form through DTC. Ownership and transfer of Units will be evidenced and accomplished directly and indirectly by book-entries made by DTC and its participants. DTC will record ownership and transfer of the Units among DTC participants and forward all notices and credit all

                                      B-10
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

payments received in respect of the Units held by the DTC participants. Beneficial owners of Units will receive written confirmation of their purchases and sale from the broker-dealer or bank from whom their purchase was made. Units are transferable by making a written request property accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unit Holder. Holders must sign such written request exactly as their names appear on the records of the Trust. Such signatures must be guaranteed by a commercial bank or trust company, savings and loan association or by a member firm of a national securities exchange.

         DISTRIBUTIONS. Dividends received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.

         Distributions to each Unitholder from the Income Account are computed as of the close of business on each Record Date for the following payment date and consist of an amount substantially equal to such Unitholder's pro rata share of the income credited to the Income Account, less expenses. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) will be computed as of each Record Date, and will be made to the Unitholders of the Trust on or shortly after the Distribution Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Distribution Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the next Distribution Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the Distribution Date after such purchase.

         As of each Record Date, the Trustee will deduct from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

         The dividend distribution per 100 Units, if any, cannot be anticipated and may be paid as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Income Account or the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

         RECORDS. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unitholder of record, a statement showing
(a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to

                                      B-11
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

Unitholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

         The Trustee shall keep available for inspection by Unitholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Unitholders, a current list of Securities in the portfolio and a copy of the Trust Agreement.


                                    LIQUIDITY


         SPONSOR REPURCHASE. Unitholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption." The Sponsor does not guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. The Sponsor may discontinue the repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which redemption requests are received in proper form by ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Redemption requests received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Unitholder may be able to dispose of Units only by tendering them to the Trustee for redemption.


         Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 3.95% sales charge (or 4.112% of the net amount invested) plus a pro rata portion of amounts, if any, in the Income Account. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

         The Sponsor may, under certain circumstances, as a service to Unitholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (three calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Unitholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

         TRUSTEE REDEMPTION. At any time prior to the Evaluation Time on the business day preceding the commencement of the Liquidation Period (approximately three years from the Initial Date of Deposit), Units may also be tendered to the Trustee for redemption upon payment of any relevant tax by contacting the Sponsor, broker, dealer or financial institution holding such Units in street name. In certain instances, additional documents may be required, such as trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

         Within three business days following a tender for redemption, the Unitholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

                                      B-12
940463.2

         A Unitholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of each Stock. Provision is made in the Indenture under which the Sponsor may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be approximately 100 shares for readily marketable Securities.

         The Redemption Price per Unit is the pro rata share of the Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Trustee, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Unitholders of record as of the business day prior to the evaluation being made. As of the close of the initial offering period the Redemption Price per 100 Units will be reduced to reflect the payment of the per 100 Unit organization costs to the Sponsor. Therefore, the amount of the Redemption Price per 100 Units received by a Unitholder will include the portion representing organization costs only when such Units are tendered for redemption prior to the close of the initial offering period. Because the Securities are listed on a national securities exchange, the Trustee may determine the value of the Securities in the Trust based on the closing sale prices on that exchange. Unless the Trustee deems these prices inappropriate as a basis for evaluation or if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

         Any Unitholder tendering 2,500 Units or more of the Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Securities and cash in an amount and value equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. To the extent possible, in kind distributions ("In Kind Distributions") shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker-dealer at The Depository Trust Company. An In Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the Trust portfolio and cash from the Principal Accounts equal to the balance of the Redemption Price to which the tendering Unitholder is entitled. If funds in the Principal Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities in the manner described above.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Unitholder at prices which will return to the Unitholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

         The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the

                                      B-13
940463.2

Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

         A Unitholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                              TRUST ADMINISTRATION

         PORTFOLIO SUPERVISION. The Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of the Trust, however, will not be managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Securities from the portfolio. It is unlikely that the Trust will sell any of the Securities other than to satisfy redemptions of Units, or to cease buying Additional Securities in connection with the issuance of additional Units. However, the Trust Agreement provides that the Sponsor may direct the disposition of Securities upon the occurrence of certain events including: (1) default in payment of amounts due on any of the Securities; (2) institution of certain legal proceedings; (3) default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected; (4) determination of the Sponsor that the tax treatment of the Trust as a grantor trust would otherwise be jeopardized; or
(5) decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or the Unitholders.

         In addition, the Trust Agreement provides as follows:

                  (a) If a default in the payment of amounts due on any Security occurs pursuant to provision (1) above and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trustee, within 30 days of that failure by the Sponsor, shall sell the Security.

                  (b) It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization. If any exchange or substitution is effected notwithstanding such rejection, any securities or other property received shall be promptly sold unless the Sponsor directs that it be retained.

                  (c) Any property received by the Trustee after the Initial Date of Deposit as a distribution on any of the Securities in a form other than cash or additional shares of the Securities, shall be promptly sold unless the Sponsor directs that it be retained by the Trustee. The proceeds of any disposition shall be credited to the Income or Principal Account of the Trust.

                  (d) The Sponsor is authorized to increase the size and number of Units of the Trust by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the corresponding number of additional Units from time to time subsequent to the Initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit is maintained to the extent practicable. The Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may (i)

                                      B-14
940463.2
         deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (ii) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.


In determining whether to dispose of or hold Securities, new securities or property, the Sponsor may be advised by the Portfolio Supervisor.


         TRUST AGREEMENT AND AMENDMENT. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Unitholders.

         The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of investors holding 66 2/3% of the Units then outstanding for the purpose of modifying the rights of Unitholders; provided that no such amendment or waiver shall reduce any Unitholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Units. The Trust Agreement may not be amended, without the consent of the holders of all Units in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders, in writing, of the substance of any such amendment.

         TRUST TERMINATION. The Trust Agreement provides that the Trust shall terminate as of the Evaluation Time on the business day preceding the Liquidation Period or upon the earlier maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trust and in no event is it to continue beyond the Mandatory Termination Date. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the investors holding 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust, and in so doing, the Sponsor will determine the manner, timing and execution of the sales of the underlying Securities. Any brokerage commissions received by the Sponsor from the Trust in connection with such sales will be in accordance with applicable law. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders. Such notice will provide Unitholders with the following three options by which to receive their pro rata share of the net asset value of the Trust and requires their election of one of the three options by notifying the Trustee by returning a properly completed election request (to be supplied to Unitholders of at least 2,500 Units prior to the commencement of the Liquidation Period) (see Part A -- "Summary of Essential Information" for the date of the commencement of the Liquidation Period):

                  1. A Unitholder who owns at least 2,500 Units and whose interest in the Trust would entitle it to receive at least one share of each underlying Security will have its Units redeemed on commencement of the Liquidation Period by distribution of the Unitholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within three business days next following the commencement of the Liquidation Period. Unitholders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities. Unitholders should consult their own tax adviser in this regard;


                  2. A Unitholder may elect to receive in cash such Unitholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities during the Liquidation Period. The Unitholder's pro rata share of its net assets of the Trust will be


                                      B-15
940463.2
         distributed to such Unitholder within three days of the settlement of the trade of the last Security to be sold; or


                  3. A Unitholder may elect to invest such Unitholder's pro rata share of the net assets of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities during the Liquidation Period, in units of a subsequent series of Equity Securities Trust (the "New Series"), provided one is offered. It is expected that a special redemption and liquidation will be made of all Units of this Trust held by a Unitholder (a "Rollover Unitholder") who affirmatively notifies the Trustee on or prior to the Rollover Notification Date set forth in the "Summary of Essential Information" for the Trust in Part A. The Units of a New Series will be purchased by the Unitholder within three business days of the settlement of the trade for the last Security to be sold. Such purchaser will be entitled to a reduced sales charge upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option does not constitute a solicitation of an offer to purchase Units of a New Series or any other security. A Unitholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Unitholder of units of a New Series such Unitholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities. An election of this option will not prevent the Unitholder from recognizing taxable gain or loss (except in the case of a loss, if and to the extent the New Series is treated as substantially identical to the Trust) as a result of the liquidation, even though no cash will be distributed to pay any taxes. Unitholders should consult their own tax advisers in this regard.


         Unitholders who do not make any election will be deemed to have elected to receive the termination distribution in cash (option number 2).

         The Sponsor has agreed that to the extent they effect the sales of underlying securities for the Trustee in the case of the second and third options during the Liquidation Period such sales will be free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, by the last business day of the Liquidation Period. The Redemption Price per 100 Units upon the settlement of the last sale of Securities during the Liquidation Period will be distributed to Unitholders in redemption of such Unitholders' interest in the Trust.

         Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The Sponsor's buying of securities may tend to raise the market prices of these securities. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the Liquidation Period; depending on the number of sales required, the prices of and demand for Securities, such sales may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over the Liquidation Period as described above is in the best interest of a Unitholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than seven days if, in the Sponsor's judgment, such sales are in the best interest of Unitholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Unitholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

         The Sponsor may for any reason, in its sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Unitholder. If the Sponsor so decides, the Sponsor will notify the

                                      B-16
940463.2

Trustee of that decision, and the Trustee will notify the Unitholders. All Unitholders will then elect either option 1, if eligible, or option 2.

         By electing to "rollover" into the New Series, the Unitholder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created following termination of the Trust; the Sponsor expects, however, that a similar rollover program will be offered with respect to all subsequent series of the Trust, thus giving Unitholders an opportunity to elect to roll their terminating distributions into a New Series. The availability of the rollover privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Unitholder's election to participate in the rollover program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creation of a New Series. The Sponsor reserves the right to modify, suspend or terminate the rollover privilege at any time.


         THE SPONSOR. Effective February 9, 2000, ING Funds Distributor, Inc. has become the successor to Reich & Tang Distributors, Inc., as Sponsor to the Trusts. ING Funds Distributor, Inc., an Iowa corporation, is a wholly owned indirect subsidiary of ING Group. ING Group, among the leading global financial services organizations, is engaged in asset management, banking and insurance activities in 60 countries worldwide with over 82,000 employees. The Sponsor is a member of the National Association of Securities Dealers, Inc.


         The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Unitholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor. If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor;
(b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

         THE TRUSTEE. The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at Four New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

         The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Units in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

         For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders."

                                      B-17
940463.2

         The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Unitholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

         Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.


         THE PORTFOLIO CONSULTANT. The Portfolio Consultant is Gabelli Funds, LLC, a New York limited liability company, the successor to Gabelli Funds, Inc., with offices at One Corporate Center, Rye, New York 10580-1434. The Portfolio Consultant is a registered investment advisor, and with its affiliate, GAMCO Investors, Inc., acts as an investment manager, administrator or advisor for assets of mutual funds and private managed accounts aggregating in excess of $21.6 billion as of December 31, 1999.


         The Portfolio Consultant is not a sponsor of the Trust. The Portfolio Consultant has been retained by the Sponsor, at its expense to utilize its equity expertise in selecting the securities deposited in the Trust. The Portfolio Consultant's only responsibility with respect to the Trust, in addition to its role in Portfolio selection, is to monitor the Securities of the Portfolio and make recommendations to the Sponsor regarding the disposition of the Securities held by the Trust. The responsibility of monitoring the Securities of the Portfolio means that if the Portfolio Consultant's view materially changes regarding the appropriateness of an investment in any Security then held in the Trust based upon the investment objectives, guidelines, terms, parameters, policies and restrictions supplied to the Portfolio Consultant by the Sponsor, the Portfolio Consultant will notify the Sponsor of such change to the extent consistent with applicable legal requirements. The Sponsor is not obligated to adhere to the recommendations of the Portfolio Consultant regarding the disposition of Securities. The Sponsor has the sole authority to direct the Trust to dispose of Securities under the Trust Agreement. The Portfolio Consultant has no other responsibilities or obligations to the Trust or the Unitholders.

         Investors should be aware that the Portfolio Consultant, with its affiliates, is an investment adviser for managed investment companies and managed private accounts that may have similar or different investment objectives than the Trust. Some of the Securities in the Trust may also be owned by these other clients of the Portfolio Consultant and its affiliates. However, because these clients have "managed" portfolios and may have differing investment objectives, the Portfolio Consultant may sell certain Securities for those accounts in instances where a sale by the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations.

         The Portfolio Consultant may resign or may be removed by the Sponsor at any time on sixty days' prior notice. The Sponsor shall use its best efforts to appoint a satisfactory successor in the event that the Portfolio Consultant resigns or is removed. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Portfolio Consultant. If upon resignation of the Portfolio Consultant no successor has accepted appointment within sixty days after notice of resignation, the Sponsor has agreed to perform this function.

                                      B-18
940463.2

         EVALUATION OF THE TRUST. The value of the Securities in the Trust portfolio is determined in good faith by the Trustee on the basis set forth under "Public Offering -- Offering Price." The Sponsor and the Unitholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Unitholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Unitholders may rely on any evaluation furnished to the Trustee by an independent evaluation service and shall have no responsibility for the accuracy thereof.


                           TRUST EXPENSES AND CHARGES



         ING Mutual Funds Management Co. LLC, an affiliate of ING Funds Distributor, Inc., will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Equity Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision.")


         The Trustee will receive, for its ordinary recurring services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Unitholders."

         The Trustee's fees applicable to a Trust are payable as of each Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Both fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."

         The following additional charges are or may be incurred by the Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unitholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsors of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.

         Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 Cents per 100 Units. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

                                      B-19
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

                               REINVESTMENT PLAN


         Income and principal distributions on Units (other than the final distribution in connection with the termination of the Trust) may be reinvested by participating in the Trust's reinvestment plan. Under the plan, the Units acquired for participants will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities as described in "The Trust -- Organization" in this Part B. Units acquired by reinvestment will not be subject to any sales charge. Investors should inform their broker, dealer or financial institution when purchasing their Units if they wish to participate in the reinvestment plan. Thereafter, Unitholders should contact their broker, dealer or financial institution if they wish to modify or terminate their election to participate in the reinvestment plan. In order to enable a Unitholder to participate in the reinvestment plan with respect to a particular distribution on their Units, such notice must be made at least three business days prior to the Record Day for such distribution. Each subsequent distribution of income or principal on the participant's Units will be automatically applied by the Trustee to purchase additional Units of the Trust. The Sponsor reserves the right to demand, modify or terminate the reinvestment plan at any time without prior notice. The reinvestment plan for the Trust may not be available in all states.



                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

         Unitholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Unitholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

         Except for Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Unitholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Unitholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange or Conversion Trust.

                                      B-20
940463.2

         In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Unitholders is subject to the following additional conditions (i) at the time of the Unitholder's election to participate in the Exchange Privilege or the Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Unitholders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Unitholder for exchange, or from units being redeemed for conversion, will be remitted to such Unitholder.


         The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Unitholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege or the Conversion Offer, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by ING Funds Distributor, Inc. or a sponsor controlled by or under common control with ING Funds Distributor, Inc., or to delete a series which has been terminated from eligibility for the Exchange Privilege or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or
(iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Unitholders. Unitholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.


         To exercise the Exchange Privilege, a Unitholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Unitholder is a resident, the Unitholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

         TAX CONSEQUENCES OF THE EXCHANGE PRIVILEGE AND THE CONVERSION OFFER. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Unitholder under the Internal Revenue Code. The Unitholder will realize a tax gain or loss (although any loss may not be deductible to the extent that the Securities represented by the Units received in the exchange are substantially identical to securities represented by units surrendered in the exchange) that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status".) A Unitholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion

                                      B-21
940463.2

Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                   TAX STATUS


         The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of the Internal Revenue Code.


         In rendering the opinion set forth below, Battle Fowler LLP has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein. In the Opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

         1. The Trust will be classified as a grantor trust for Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of the Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Unitholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Unitholders in the manner set forth below.

         2. The Trust is not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Unitholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as income of the Unitholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

         3. During the 90-day period subsequent to the initial issuance date, the Sponsor reserves the right to deposit Additional Securities that are substantially similar to those deposited in initially establishing the Trust. This retained right falls within the guidelines promulgated by the Internal Revenue Service ("IRS") and should not affect the taxable status of the Trust.

         A taxable event will generally occur with respect to each Unitholder when the Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by such Unitholder. The price a Unitholder pays for its Units, including sales charges, is allocated among its pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Unitholder purchases its Units) in order to determine its initial cost for its pro rata portion of each Security held by the Trust.


         A Holder will be considered to have received all of the dividends paid on its pro rata portion of each Security and any gain or loss resulting from the conversion of foreign currency into U.S. dollars when such dividends are received or amounts are converted by the Trust, even if the Holder does not actually receive such distributions because all or a portion of them are subject to withholding taxes, used to pay a portion of the Trust's expenses, or reinvested pursuant to the Reinvestment Plan. For Federal income tax purposes, a Unitholder's pro rata portion of dividends paid with respect to a Security held by a Trust is taxable as ordinary income to the extent of such corporation's current or accumulated earnings and profits. A Unitholder's pro rata portion of dividends paid on such Security that exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security will generally be treated as capital gain.


         A Unitholder's portion of gain, if any, upon the sale, exchange or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain and will be long-term if the Unitholder has

                                      B-22
940463.2
held its Units (and the Trust has held the Securities) for more than one year. Capital gains are generally taxed at the same rates applicable to ordinary income, although non-corporate Unitholders who realize long-term capital gains may be subject to a reduced tax rate of 20% on such gains, rather than the "regular" maximum tax rate of 39.6%. Tax rates may increase prior to the time when Unitholders may realize gains from the sale, exchange or redemption of the Units or Securities.

         A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss and will be long-term if the Unitholder has held its Units for more than one year. Capital losses are deductible to the extent of capital gains. In addition, up to $3,000 of capital losses ($1,500 in the case of married individuals filing separately) recognized by non-corporate Unitholders may be deducted against ordinary income.


         A Unitholder who itemizes its deductions may also deduct its pro rata share of the fees and expenses of the Trust, but only to the extent that such amounts, together with the Unitholder's other miscellaneous deductions, exceed 2% of its adjusted gross income. The deduction of fees and expenses is subject to limitations for individuals with incomes in excess of certain thresholds.

         A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to its pro rata portion of dividends taxable as ordinary income received by the Trust from a domestic corporation or from a qualifying foreign corporation in the same manner as if such corporate Unitholder corporation directly owned the Securities paying such dividends. That deduction is available to corporations (other than "S" corporations and certain other corporations that are not eligible for such deduction) and is not available for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax. However, a corporation owning Units should be aware that the Code imposes additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days during the 90-day period beginning on the date that is 45 days before the date on which the stock becomes "ex-dividend." Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. The dividends-received deduction is currently 70%. Congress from time to time considers proposals to reduce this percentage.


         The Trust may hold Securities, ADRs or GDRs of foreign corporations. For United States income tax purposes, a holder of ADRs or GDRs is treated as though it were holding directly the shares of the foreign corporation represented by the ADRs or GDRs. Dividends paid by foreign issuers generally will be subject to foreign withholding tax, which may entitle Holders to a foreign tax credit (or deduction) against their U.S. income tax liability, subject to the limitations applicable to the use of the foreign tax credit. Amounts withheld on payments to the Trust may be greater than the amounts that would be withheld if the shares were held directly by a U.S. Holder. The trust will report as gross income earned by U.S. Holders their pro rata shares of such dividends, including their pro rata shares of any corresponding amounts of foreign tax withheld and their pro rata shares of any income or loss resulting from currency conversion transactions. Capital gains attributable to the Units or the underlying securities may also be subject to taxes by certain of those jurisdictions.

         After the end of each calendar year, the Trustee will furnish to each Unitholder an annual statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Unitholder and to the Internal Revenue Service.

         As discussed in the section "Termination", each Unitholder may have three options in receiving his termination distributions, namely (i) to receive its pro rata share of the underlying Securities in kind, (ii) to receive cash upon liquidation of its pro rata share of the underlying Securities, or (iii) to invest the amount of cash it would receive upon the liquidation of its pro rata share of the underlying Securities in units of a future series of the Trust

                                      B-23
940463.2

(if one is offered). There are special tax consequences should a Unitholder choose option (i), the exchange of the Unitholder's Units for a pro rata portion of each of the Securities held by the Trust plus cash. Treasury Regulations provide that gain or loss is recognized when there is a conversion of property into property that is materially different in kind or extent. In this instance, the Unitholder may be considered the owner of any undivided interest in all of the Trust's assets. By accepting the proportionate number of Securities of the Trust, in partial exchange for its Units, the Unitholder should be treated as merely exchanging its undivided pro rata ownership of Securities held by the Trust into sole ownership of a proportionate share of Securities. As such, there should be no material difference in the Unitholder's ownership, and therefore the transaction should be tax free to the extent the Securities are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Unitholder is exchanging its undivided interest in all of the Trust's Securities for its proportionate number of shares of the underlying Securities. In either instance, the transaction should result in a non-taxable event for the Unitholder to the extent Securities are received, although the cash would be taxable. However, there is no specific authority addressing the income tax consequences of an in-kind distribution from a grantor trust.


         Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

         Prospective tax-exempt investors are urged to consult their own tax advisors concerning the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units prior to investing in the trust.


                                  OTHER MATTERS

         LEGAL OPINIONS. The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022 as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for the Trustee.


         INDEPENDENT ACCOUNTANTS/AUDITORS. The financial statements of the Trust for the period ended December 31, 1999 included in Part A of this Prospectus have been examined by Ernst & Young LLP, independent auditors. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing.

         PORTFOLIO SUPERVISOR. ING Mutual Funds Management Co. LLC, a Delaware limited liability company, is a wholly-owned indirect subsidiary of ING Group and is an affiliate of the Sponsor.


         PERFORMANCE INFORMATION. Total returns, average annualized returns or cumulative returns for various periods of the Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by the maximum public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Similar figures may be given for this Trust. Trust performance may be compared to

                                      B-24
940463.2
performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

         SEC WEBSITE. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these Units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these Units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.

                                      B-25
940463.2

         No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


         This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                Table of Contents


Title                                          Page
         PART A
The Trust                                          A-2
Summary of Essential Information                   A-4
Financial and Statistical Information              A-5
Audit and Financial Information                    A-7

         PART B
The Trust                                          B-1
Risk Considerations                                B-4
Public Offering                                    B-8
Rights of Unitholders                             B-10
Liquidity                                         B-12
Trust Administration                              B-14
Trust Expenses and Charges                        B-19
Reinvestment Plan                                 B-20
Exchange Privilege and Conversion Offer           B-20
Tax Status                                        B-22
Other Matters                                     B-24



         Information may be reviewed and copied at the Commission's Public Reference Room, and information on the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies may be obtained from the SEC by:
   *  visiting the SEC  Internet  address:
      http://www.sec.gov
   * electronic request (after paying a duplicating fee) at the following E-mail address:
      publicinfo@sec.gov


   * writing: Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington D.C. 20549-6009


                                      B-26
940463.2

                                      LOGO
                            EQUITY SECURITIES TRUST
                          SERIES 21, SIGNATURE SERIES
                            GABELLI ENTERTAINMENT &
                                 MEDIA TRUST II


                           (A UNIT INVESTMENT TRUST)


                                   PROSPECTUS



                             DATED: April 30, 2000




                                    SPONSOR:




                          ING FUNDS DISTRIBUTOR, INC.
                              1475 Dunwoody Drive
                        West Chester, Pennsylvania 19380
                                 1-877-463-6464



                             PORTFOLIO CONSULTANT:



                               GABELLI FUNDS, LLC
                              One Corporate Center
                            Rye, New York 10580-1434



                                    TRUSTEE:


                            THE CHASE MANHATTAN BANK
                                4 New York Plaza
                            New York, New York 10004



940463.2

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Registration
    Statement of Equity Securities Trust, Series 12, 1997 Triple Strategy Trust II.
The Prospectus consisting of    pages.
Signatures.

Consent of Independent Auditors.
Consent of Counsel (included in Exhibit 99.3.1).
Consent of Portfolio Consultant.

The following exhibits:

99.1.1     --    Reference Trust Agreement including certain amendments to the
                 Trust Indenture and Agreement (filed as Exhibit 99.1.1 to
                 Amendment No. 1 to Form S-6 Registration Statement No.
                 333-70093 of Equity Securities Trust, Series 21 on January 26,
                 1999 and incorporated herein by reference).

99.1.1.1   --    Form of Trust Indenture and Agreement (filed as Exhibit
                 99.1.1.1 to Amendment No. 1 to Form S-6 Registration Statement
                 No. 33-62627 on November 16, 1995 and incorporated herein by reference).


99.1.3.4   --    Articles of Incorporation and Articles of Amendment of ING
                 Funds Distributor, Inc. (filed as Exhibit 99.1.3.5 to Amendment
                 No. 2 to Form S-6 Registration Statement No. 333-31048 on March
                 28, 2000 and incorporated herein by reference).

99.1.3.5   --    By-Laws of ING Funds Distributor, Inc. (filed as Exhibit
                 99.1.3.6 to Amendment No. 2 to Form S-6 Registration Statement
                 No. 333-31048 on March 28, 2000 and incorporated herein by reference).


99.1.4     --    Form of Agreement Among Underwriters (filed as Exhibit 1.4 to
                 Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli
                 Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).

99.3.1     --    Opinion of Battle Fowler LLP as to the legality of the
                 securities being registered, including their consent to the filing thereof and to the use of their name under the headings
                 "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust
                 (filed as Exhibit 99.3.1 to Amendment No. 1 to Form S-6
                 Registration Statement No. 333-70093 of Equity Securities
                 Trust, Series 21 on January 26, 1999 and incorporated herein by reference).


99.6.0     --    Powers of Attorney of ING Funds Distributor, Inc., by its
                 officers and a majority of its Directors (filed as Exhibit
                 99.6.0 to Form S-6 Registration Statement No. 333-31048 on
                 February 24, 2000 and incorporated herein by reference).




                                      II-1
935894.1

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, the registrant, Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment & Media Trust II certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. The registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 2000.

                  EQUITY SECURITIES TRUST, SERIES 21, SIGNATURE SERIES, GABELLI ENTERTAINMENT & MEDIA TRUST II
                           (Registrant)

                  ING FUNDS DISTRIBUTOR, INC.
                           (Depositor)

                  By:       /S/ PETER J. DEMARCO
                           ---------------------
                           Peter J. DeMarco
                           (Senior Vice President)

                  Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of ING Funds Distributor, Inc., the Depositor, in the capacities and on the dates indicated.


Name                    Title                                 Date

JOHN J. PILEGGI         Chief Executive Officer and Director  )
MITCHELL J. MELLEN      President and Director                )  April 19, 2000
DONALD E. BROSTROM      Chief Financial Officer, Treasurer    )
                        and Director                          )
ERIC M. RUBIN           Director                              )  By:/S/PETER J.DEMARCO
                                                                    ------------------
                                                                    Peter J. DeMarco
                                                                    as Senior Vice
                                                                    President and
                                                                    Attorney-in-Fact*





--------

* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-31048 on February 24, 2000.

                                      II-2
935894.1

                         CONSENT OF INDEPENDENT AUDITORS



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 15, 2000, in the Registration Statement and related Prospectus of Equity Securities Trust, Series 21, Signature Series, Gabelli Entertainment & Media Trust II.


                                                               ERNST & YOUNG LLP

New York, New York
April 25, 2000

                                      II-3
935894.1

                         CONSENT OF PORTFOLIO CONSULTANT


THE SPONSOR, TRUSTEE AND UNITHOLDERS
EQUITY SECURITIES TRUST, SERIES 21, SIGNATURE SERIES,
GABELLI ENTERTAINMENT & MEDIA TRUST II

          We hereby consent to the use of the name "Gabelli Funds, LLC" included herein and to the reference to our firm in the Prospectus.

GABELLI FUNDS, LLC



New York, New York
April 2000





                                      II-4
935894.1